Earnings per share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share ("EPS") [Abstract]
Calculation of Basic and Diluted Earnings Per Share
The components of the calculation of basic EPS and diluted EPS are as follows:

(Dollars in thousands)	2021	2020	2019
Profit/(loss) for the period used for calculation of EPS - basic	$(11,521)	$266,266	$73,679
Interest and amortization on the convertible notes	$-	$6,766	$12,177
Profit/(loss) for the period used for calculation of EPS - dilutive	$(11,521)	$273,032	$85,856

Basic earnings per share:
Weighted average shares outstanding - basic	169,089,325	155,712,886	143,437,164

Diluted earnings per share:
Weighted average shares outstanding - basic	169,089,325	155,712,886	143,437,164
Dilutive equity awards *	-	65,873	133,342
Dilutive shares related to convertible notes	-	14,275,217	24,589,370
Weighted average shares outstanding - dilutive	169,089,325	170,053,975	168,159,876

*In 2021, 77,546 equity awards were not included in the calculation of the dilutive weighted average shares outstanding due to being anti-dilutive